Investments - Composition of the Fair Values of Invetments by Credit Rating (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	100.00%	100.00%
Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 2,640.4	$ 3,411.6
Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	100.00%	100.00%
Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 111.3	$ 222.1
Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	100.00%	100.00%
AAA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 216.1	$ 399.4
AAA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	9.00%	12.00%
AAA | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.4	$ 0.3
AAA | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	0.00%	0.00%
AA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 891.2	$ 1,245.6
AA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	34.00%	37.00%
AA | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 109.9	$ 220.7
AA | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	99.00%	100.00%
A | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 1,118.8	$ 1,270.9
A | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	42.00%	37.00%
A | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.7	$ 0.0
A | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	1.00%	0.00%
BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 382.8	$ 453.1
BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	14.00%	13.00%
BBB | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.2	$ 0.2
BBB | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	0.00%	0.00%
Below BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 31.5	$ 42.6
Below BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	1.00%	1.00%
Below BBB | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.1	$ 0.9
Below BBB | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	0.00%	0.00%